united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-24006

Ardian Access LLC
(Exact name of registrant as specified in charter)

1370 Avenue of Americas New York, NY	10019
(Address of principal executive offices)	(Zip code)

Michael Ferragamo.
1370 Avenue of Americas New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-641-8604

Date of fiscal year end:	3/31

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Ardian Access LLC

Class J Units

Class I Units

Class D Units

Semi-Annual Report

September 30, 2025

Managed By:
Ardian US LLC
1370 Avenue of Americas
New York, NY 10019
1-833-601-2677

Ardian Access LLC
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

					% of Net
Investments	Geographic Region (g)	Acquisition date	Cost	Fair Value	Assets	Footnotes
PRIVATE FUNDS - 51.0%
DIRECT CO-INVESTMENTS - 6.2%
EQT X CO-INVESTMENT (K) SCSP	Europe	7/1/2025	$9,717,642	$9,875,575	1.2%	a,d,e
Nutrition Supplements Collective S.C.A	Europe	8/26/2025	5,607,934	6,153,820	0.8	a,d
PAI Strategic Partnerships II SCSp	Europe	9/23/2025	3,688,613	3,634,239	0.5	a,d,e
Providence Equity Partners IX-C L.P.	North America	7/30/2025	10,000,000	10,000,000	1.3	a,d,e
WP Vamos Co-Investment Vehicle, L.P.	North America	9/26/2025	18,833,614	19,327,500	2.4	a,d
TOTAL DIRECT CO-INVESTMENTS			$47,847,803	$48,991,134	6.2%
PRIMARY INVESTMENTS - 0.6%
Golden Gate Capital Opportunity Fund VII-A, L.P.	North America	7/18/2025	6,007,550	4,742,277	0.6	a,d,e
TOTAL PRIMARY INVESTMENTS			$6,007,550	$4,742,277	0.6%
SECONDARY INVESTMENTS - 44.2%
Advent Intl GPE X-D SCSp	North America	9/30/2025	2,969,362	3,427,347	0.4	a,d,e
Altor Fund IV (No. 2) AB	Europe	6/30/2025	6,549,312	7,898,059	1.0	a,d,e
Altor Fund V (No. 1) AB	Europe	6/30/2025	165,284	214,700	0.0	a,c,e,f
Altor Fund V (No. 2) AB	Europe	6/30/2025	1,465,420	1,932,571	0.3	a,d,e
Apollo Overseas Partners (Delaware) IX, L.P.	North America	9/30/2025	12,464,358	13,471,856	1.7	a,d,e
Apollo Overseas Partners X, L.P.	North America	9/30/2025	970,276	1,053,707	0.1	a,d,e
BE VI 'E' LP	Europe	9/30/2025	13,627,467	18,908,216	2.4	a,d,e
Berkshire Fund IX, L.P.	North America	6/30/2025	149,260	197,408	0.0	a,c,e,f
Berkshire Fund IX-A, L.P.	North America	6/30/2025	14,769,159	19,532,509	2.5	a,d,e
Blackstone Capital Partners VIII L.P.	North America	9/30/2025	27,996,609	31,697,648	4.0	a,d,e
Carlyle Partners VII, L.P.	North America	9/30/2025	32,507,000	27,305,915	3.5	a,d,e
Clayton, Dubillier & Rice Fund XI, L.P.	North America	9/30/2025	2,660,652	2,876,484	0.4	a,d,e
Court Square Capital Partners IV-A, L.P.	North America	9/30/2025	14,193,150	16,833,077	2.1	a,d,e
Genstar Capital Partners BL VIII (EU), L.P.	North America	9/30/2025	13,009,716	13,964,352	1.8	a,d,e
Genstar Capital Partners IX (EU), L.P.	North America	9/30/2025	11,698,050	13,853,153	1.8	a,d,e
Genstar Capital Partners X, L.P.	North America	6/30/2025	10,099,951	11,613,740	1.5	a,c,de
Genstar IX Opportunities Fund I (EU), L.P.	North America	9/30/2025	5,473,193	7,734,827	1.0	a,d,e
Golden Gate Capital Opportunity Fund-A, L.P.	North America	6/30/2025	16,198,483	20,508,221	2.6	a,d,e
HFCP IX (Parallel - A), L.P.	North America	9/30/2025	25,453,777	30,534,536	3.9	a,d,e
Norvestor SPV III SCSp	Europe	7/14/2025	155,721	1,122,393	0.1	a,d,e
Permira VII L.P. 2.SCSp	Europe	9/30/2025	13,555,530	15,262,350	1.9	a,d,e
Providence Equity Partners VIII L.P.	North America	6/30/2025	14,545,777	17,378,923	2.2	a,c,e
Seventh Cinven Fund (No.1) Limited Partnership	Europe	9/30/2025	19,460,663	21,508,193	2.7	a,d,e
Sovereign Capital IV Limited Partnership	Europe	6/30/2025	8,940,687	10,868,401	1.4	a,d,e
Thoma Bravo Fund XIII-A, L.P.	North America	9/30/2025	19,923,708	22,392,582	2.8	a,d,e
TowerBrook Investors IV (Onshore), L.P.	North America	6/30/2025	2,627,594	2,429,855	0.3	a,d,e
TowerBrook Investors IV (OS), L.P.	North America	6/30/2025	366,827	342,819	0.0	a,d,e,f
TowerBrook Investors V (Onshore), L.P.	North America	6/30/2025	293,463	281,839	0.0	a,c,e,f
TowerBrook Investors V (TE), L.P.	North America	6/30/2025	14,374,788	13,791,949	1.8	a,d,e
TOTAL SECONDARY INVESTMENTS			$306,665,237	$348,937,630	44.2%

TOTAL PRIVATE FUNDS			$360,520,590	$402,671,041	51.0%

SHORT TERM INVESTMENTS - 73.2%		Shares
MONEY MARKET FUNDS - 73.2%
BlackRock Liquidity Funds FedFund - Institutional Class, 4.22%	North America	153,975,123	153,975,123	153,975,123	19.5%	b
Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.27%	North America	153,981,123	153,981,123	153,981,123	19.5	b
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.22%	North America	153,973,824	153,973,824	153,973,824	19.5	b
JPMorgan US Government Money Market Fund - Institutional Class, 4.25%	North America	115,938,101	115,938,101	115,938,101	14.7	b
TOTAL SHORT TERM INVESTMENTS			$577,868,171	$577,868,171	73.2%

TOTAL INVESTMENTS - 124.2% (Cost - $938,388,761)				$980,539,212
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%				(191,089,255)
NET ASSETS - 100.0%				$789,449,957

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $402,671,041, which represents approximately 51.0% of the Fund's net assets as of September 30, 2025.

(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2025.

(c)	All or a portion the investment is a holding of AA Blocker LLC, a wholly-owned subsidiary of the Fund. See Note 2.

(d)	All or a portion the investment is a holding of AA Holdco LLC, a wholly-owned subsidiary of the Fund. See Note 2.

(e)	Investment has been committed to but has not been fully funded. See Note 2.

(f)	Percentage rounds to less than 0.1%.

(g)	In the case of Private Funds, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Fund invests or operates.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025 (a)

ASSETS
Investment in Private Funds, at fair value (Cost $360,520,590)	$402,671,041
Short-term investments, at fair value (Cost $577,868,171)	577,868,171
Cash	17,124,365
Cash denominated in foreign currency (Cost - $288,519)	289,071
Dividend receivable	1,911,313
Deferred offering costs	564,177
TOTAL ASSETS	1,000,428,138

LIABILITIES
Payable for investments purchased	$208,959,895
Payable for distribution and servicing fees	585,208
Due to Adviser	202,597
Net deferred tax liability	711,946
Other accrued expenses	518,535
TOTAL LIABILITIES	210,978,181

NET ASSETS	$789,449,957

Net Assets Consist Of:
Paid in capital	$744,229,173
Accumulated earnings	45,220,784
Commitments and Contingencies (See Note 2)
NET ASSETS	$789,449,957

Class J Units:
Net Assets	$659,220,677
Outstanding shares (unlimited number of shares authorized)	59,763,756
Net Asset Value Per Share	$11.03

Class I Units:
Net Assets	$81,383,524
Outstanding shares (unlimited number of shares authorized)	7,372,154
Net Asset Value Per Share	$11.04

Class D Units:
Net Assets	$48,845,756
Outstanding shares (unlimited number of shares authorized)	4,426,727
Net Asset Value Per Share	$11.03

(a)	Commencement of operations was June 12, 2025.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025 (a)

INVESTMENT INCOME
Dividend income	$4,078,196
TOTAL INVESTMENT INCOME	4,078,196

EXPENSES
Management fees (See Note 4)	1,595,542
Distribution and/or service fees
Class J	560,952
Class D	24,256
Offering costs (See Note 2)	243,371
Legal fees	169,992
Audit and tax fees	124,222
Shareholder Servicing fees	100,000
Fund accounting fees	61,134
Administrative services fees	59,002
Trustees fees and expenses	58,767
Transfer agent fees	36,463
Portfolio administration fees	27,000
Insurance expense	23,904
Custodian fees	19,236
Registration fees	14,523
Other expenses	19,216
TOTAL EXPENSES	3,137,580

Plus: Expenses reimbursed by Adviser net of recoupment (See Note 4)	202,597
Less: Management Fees waived (See Note 4)	(1,595,542)
NET EXPENSES	1,744,635

NET INVESTMENT INCOME	2,333,561

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	1,612,257
Foreign currency transactions	(164,178)
1,448,079
Net change in unrealized appreciation/(depreciation) of:
Investments	42,150,451
Deferred tax expense	(711,946)
Foreign currency transactions	639
41,439,144
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	42,887,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,220,784

(a)	Commencement of operations was June 12, 2025.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended
September 30, 2025 (a)
FROM OPERATIONS
Net investment income	$2,333,561
Net realized gain from investments	1,448,079
Net change in unrealized appreciation (depreciation) on investments, net of taxes	41,439,144
Net increase in net assets resulting from operations	45,220,784

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class J Units	624,447,833
Class I Units	73,881,330
Class D Units	45,800,010
Net increase in net assets from shares of beneficial interest	744,129,173

TOTAL INCREASE IN NET ASSETS	789,349,957

NET ASSETS
Beginning of Period	100,000
End of Period	$789,449,957

SHARE ACTIVITY
Class J Units:
Beginning of period	10,000
Shares Sold	59,753,756
End of period	59,763,756

Class I Units:
Beginning of period	—
Shares Sold	7,372,154
End of period	7,372,154

Class D Units:
Beginning of period	—
Shares Sold	4,426,727
End of period	4,426,727

(a)	Commencement of operations was June 12, 2025.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended September 30, 2025 (a)

Increase/(Decrease) in Cash
Cash flows provided by/(used for) operating activities:
Net increase in net assets resulting from operations	$45,220,784

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments	(359,220,106)
Sales of long-term portfolio investments and return of capital distributions	311,773
Purchases of short-term portfolio investments, net	(577,868,171)
Net realized gain on investments	(1,612,257)
Change in unrealized appreciation/depreciation on investments	(41,438,505)
Increase in interest and dividends receivable	(1,911,313)
Decrease in deferred offering cost	243,371
Increase in payable for distribution and servicing fees	585,208
Increase in due to Adviser	202,597
Increase in payable for investments purchased	208,959,895
Increase in other accrued expenses	518,535
Decrease in accrued offering costs	(807,548)
Increase in net deferred tax liability	711,946
Net cash used by operating activities	(726,815,737)

Cash flows from financing activities:
Proceeds from sale of shares	744,129,173
Net cash provided for financing activities	744,129,173

Net increase in cash	17,313,436
Cash at beginning of period	100,000
Cash at end of period	$17,413,436

(a)	Commencement of operations was June 12, 2025.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended September 30, 2025 (Unaudited)	Class J Units		Class I Units		Class D Units
Net asset value, beginning of period	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (b)	0.05		0.05		0.05
Net realized and unrealized gain/ (loss) on investments	0.98		0.99		0.98
Total from investment operations	1.03		1.04		1.03

Net asset value, end of period	$11.03		$11.04		$11.03
Total return (c)	10.30	% (f)	10.40	% (f)	10.30	% (f)
Net assets, end of period (000s)	$659,221		$81,384		$48,846
Ratio of gross expenses to average net assets (d)	3.02	% (g)	2.01	% (g)	2.55	% (g)
Ratio of net expenses to average net assets (d)	1.59	% (g)	1.09	% (g)	1.34	% (g)
Ratio of net investment income to average net assets (e)	1.64	% (g)	1.44	% (g)	1.65	% (g)
Portfolio Turnover Rate	0	% (f)	0	% (f)	0	% (f)

(a)	The Fund commencement of operations was June 12, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

(g)	Annualized.

See Notes to Consolidated Financial Statements.

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

1.	ORGANIZATION

Ardian Access LLC (the “Fund”) was organized as a Delaware limited liability company on September 26, 2024, and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as a tender offer fund with a continuous offering of Fund shares. Ardian US LLC (the “Adviser”), a Delaware limited liability company and subsidiary of Ardian Holding (Paris, France), is registered with the SEC under the Investment Advisers Act of 1940 and serves as the Fund’s investment adviser, responsible for portfolio investment decisions. The Fund’s objective is to generate attractive risk-adjusted returns by investing in a global portfolio of private assets primarily through: Secondary Investments, Direct Co-Investments and Primary Investments.

The Fund offers three classes of shares of beneficial interest (“Shares”), designated as Class J Units, Class I Units, and Class D Units. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Use of Estimates – The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Cash – Cash consists of monies held (including foreign currency) in a non-interest bearing account at JPMorgan Chase Bank, N.A., Such amounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Income Recognition and Expenses – Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the portfolio funds. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on portfolio fund investments for the relevant period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method or where applicable, the first call date of the security.

Consolidation of Subsidiaries – The Fund may invest up to 25% of its total assets directly or indirectly in one or more 100%-owned subsidiaries that elect to be treated as a corporation for U.S. federal income tax purposes (each, a “Corporate Subsidiary”). The Fund’s investment in a Corporate Subsidiary permits the Fund to pursue its investment objective and strategies in a manner that is intended to allow the Fund to qualify as a regulated investment company (a “RIC”). The Fund may invest all or any portion of the rest of the Fund’s assets in one or more 100%-owned subsidiaries organized as Delaware limited liability companies (or organized as other entity types) that are intended to be treated as disregarded entities for U.S. federal income tax purposes (the “Disregarded Entities” and together with any Corporate Subsidiary, each a “Subsidiary” and collectively the “Subsidiaries”). A “disregarded entity” is disregarded for U.S. federal income tax purposes as an entity separate

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

from its owner (i.e., the Fund). The Fund’s subsidiaries consist of AA Blocker LLC and AA HoldCo LLC. As of September 30, 2025, the Fund held 100% of both subsidiaries. In accordance with U.S. GAAP, all intercompany accounts and transactions between the Fund and its consolidated subsidiaries have been eliminated in consolidation.

Operating Segments - The Fund's Chief Operating Decision Maker (“CODM”) is comprised of the Fund's Chair of the Board, President, and Treasurer. The Fund operates as a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and repurchase activity is used by the CODM to assess the Fund’s performance and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Investments Valuation - The Fund's Investments are valued monthly in accordance with the ASC Topic 820. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations relating to the value of the Fund’s investments. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private funds may include secondary purchases of existing investments in private investment funds- (“Secondary Investments”), investments in newly established private funds (“Primary Investments”) and investments in co investment transactions either directly or through special purpose vehicles, alongside direct private equity funds managed by the Adviser or its affiliates and/or leading third-party GPs (“Co-Investments”). These types of debt or equity investments normally do not have readily- available market prices. Under the Fund’s valuation procedures, valuations for Secondary and Primary Investments- and Co Investment vehicles will be based in significant part on estimated valuations provided by the underlying fund and Co Investment vehicle sponsors. Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Short-term investments instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025, for the Fund’s assets measured at fair value:

				Investments Valued
Assets*	Level I	Level 2	Level 3	at NAV	Total
Direct Co-Investments	$—	$—	$—	$48,991,134	$48,991,134
Primary Investments	—	—	—	4,742,277	4,742,277
Secondary Investments	—	—	—	348,937,630	348,937,630
Short-Term Investments	577,868,171	—	—	—	577,868,171
Total	$577,868,171	$—	$—	$402,671,041	$980,539,212

*	Refer to the Consolidated Schedule of Investments for industry classifications.

Investments Valued at NAV – ASC Topic 820 permits a reporting entity to measure the fair value of an Investment Fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the Investment Fund as a practical expedient, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

The following are restricted securities measured at NAV per share:

			Unfunded Commitment	Redemption	Notice Period
Investment Category	Investment Strategy	Fair Value (In USD)	(In USD)	Frequency	(In Days)	Redemption Restrictions Terms
Direct Co-Investments	Investments in an co-invest vechile company alongside other investors	$48,991,134	$23,877,057	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary Investments	Investments in newly established Portfolio Funds	4,742,277	2,441,803	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary Investments	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	348,937,630	70,659,418	None	N/A	Liquidity in the form of distributions from Private Equity Investments
		$402,671,041	$96,978,278

Unfunded Commitments – As of September 30, 2025, the Fund had total unfunded commitments of $96,978,278. The Fund’s commitment strategy aims to sustain a high level of investment where possible by making commitments based on anticipated future distributions from investments. The commitment strategy also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by investors, amounts available through borrowing, and any distributions made to Investors.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended September 30, 2025. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

The identified cost of investments in securities owned by the Fund and its respective gross unrealized appreciation and depreciation at September 30, 2025, was as follows:

			Total Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	Depreciation
$938,388,761	$49,487,393	$(7,336,942)	$42,150,451

AA Blocker LLC, the Corporate subsidiary of the Fund, is a Delaware limited liability company that has elected to be treated as a C Corporation for federal and state income tax purposes. State tax returns are filed in various states in which an economic presence exists. Current state taxes consist of income taxes, franchise taxes, business taxes, excise taxes or gross receipts taxes, depending on the state in which the returns are filed. Income taxes are charged based on apportioned income for each state.

AA Blocker LLC recognizes deferred income taxes for differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Adviser, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and the rates on the date of enactment.

When tax returns are filed, some positions taken may be sustained upon examination by the taxing authorities, while other positions are subject to uncertainty about the merits of the position taken or the amount of the position that would be sustained.

The Fund has not identified any uncertain tax positions in filed income tax returns that require recognition or disclosure in the accompanying consolidated financial statements. The Fund’s income federal tax returns for the past three years and state tax returns for the past four years are subject to examination by taxing authorities and may change upon examination. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits in operating expense. No interest expense or penalties were recognized during the period ended September 30, 2025.

The estimated provision for (benefit from) income taxes for the period ended September 30, 2025, consist of the following:

Current:	2025
Federal	$—
State	—
—
Deferred:
Federal	597,052
State	114,893
711,945

Estimated provision for income taxes	$711,945

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

At September 30, 2025, components of the estimated deferred tax assets and liabilities are as follows:

2025
Deferred tax assets:	$—
Deferred tax liabilities:
Net unrealized gains on investment securities	(711,945)

Net deferred tax (liabilities)	$(711,945)

Distributions to Shareholders – The Fund intends to make distributions necessary to maintain its ability to be subject to tax as a RIC under the Code and to avoid the imposition of corporate-level federal income tax. As such, the Fund intends to declare and pay distributions from its net investment income and distribute net realized capital gains, if any, at least annually, and in a manner consistent with the provisions of the 1940 Act. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Organizational and Offering Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method. During the period ended September 30, 2025, $243,371 of offering costs were amortized and are reflected in organizational expenses and offering costs in the Consolidated Statement of Operations.

3.	PRINCIPAL INVESTMENT RISKS

Investment Risk - All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio has a higher investment exposure to the securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An investment in the Fund involves a high degree of risk, including the risk that the investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of investments, the allocation of offering proceeds thereto and the performance of the investments. As described in more detail below, the Fund’s investment activities involve the risks associated with private equity and other private investments generally. These include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, including tariff policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, geopolitical tensions, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors that are beyond the control of the Fund. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Fund’s investment programs, investment strategies and investment decisions will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) investors will not suffer losses from an investment in the Fund.

Non-Diversification - Because the Fund is a “non-diversified” investment company for purposes of the 1940 Act, its net asset value may be subject to greater volatility. The Fund may be more susceptible to an adverse event affecting a portfolio

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

investment than a diversified portfolio and a decline in the value of that instrument would cause the Fund’s overall value to decline to a greater degree.

Valuation of Private Asset Investments - There is no established market for private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of Fund investments will be difficult, may be based on imperfect information and is subject to inherent uncertainties, and the resulting values may differ from values that would have been determined had a ready market existed for such investments, from values placed on such investments by other investors and from prices at which such investments may ultimately be realized.

Illiquidity of Fund Investments - Contractual limitations will typically restrict the Fund’s ability to transfer certain investments without the consent of the applicable managers of those entities. The securities or other financial instruments or obligations of investments and/or portfolio companies may, at any given time, be very thinly traded, have no public market, or be restricted as to their transferability under the laws of the applicable jurisdiction. Illiquidity may also result from market conditions that may be unfavorable for sales of securities of particular issuers or issuers in particular industries. In some cases, an Underlying Fund may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the underlying investments of an Underlying Fund may require a substantial amount of time to liquidate. Consequently, there is a significant risk that Underlying Funds and portfolio companies will be unable to realize their respective investment objectives by sale or other disposition of their securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy. These risks can be further increased by changes in the financial condition or business prospects of the Underlying Funds or portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which Underlying Funds or portfolio companies are located or in which they conduct their business.

“Over-Commitment” Risk - The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Underlying Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative. In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Units tendered by Members or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES AND OTHERS

The Adviser serves as the Fund’s investment adviser. Pursuant to an Investment Management Agreement with the Fund, the Adviser maintains overall responsibility for the oversight and management of the Fund’s business and activities, subject to the general supervision of the Board. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement (the “Management Fee”). In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly Management Fee (“Management Fee”) equal to 1.50% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month.

The Adviser has entered into a Fee Waiver/Expense Deferral Agreement with the Fund, whereby the Adviser has contractually agreed for a period from the effective date of the Fund’s prospectus until July 31, 2026 (a) to reduce the Management Fee payable to it to 0.00% and (b) to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund to the annual rate of 1.09% of the net assets attributable to each class of Units as of the end of each calendar month (the" Expense Cap"), exclusive of (i) the Management Fee; (ii) distribution (12b-1) fees; (iii) acquired fund fees and

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

expenses; (iv) expenses incurred directly or indirectly by the Fund as a result of expenses related to investing in, or incurred by, a portfolio fund or other permitted investment, including, without limitation, management fees, performance fees and/or incentive allocations and other fees and expenses; (v) transaction costs, including legal costs and brokerage and clearing costs and commissions, associated with the acquisition and disposition of any investments; (vi) interest payments on borrowed funds, if any; (vii) fees and expenses incurred in connection with any credit facilities; (viii) taxes; (ix) dividends on securities sold short, if any; and (x) extraordinary expenses (as determined in the sole discretion of the Adviser) not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses). Expenses borne by the Adviser or reimbursed to the Fund pursuant to the Fee Waiver/Expense Deferral Agreement are referred to below as “Deferred Fees and Expenses.” With respect to each class of Units, the Fund agrees to repay the Adviser the Deferred Fees and Expenses. For the avoidance of doubt, the Deferred Fees and Expenses shall not include any Management Fees waived pursuant to the Fee Waiver/Expense Deferral Agreement. Deferred Fees and Expenses shall not be payable by the Fund with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty-six (36) months after the date such amounts are paid, waived or reimbursed by the Adviser.

During the period ended September 30, 2025, the Adviser waived its management fees in the amount of $1,595,542. The reimbursed expenses are subject to a recoupment. As of September 30, 2025, the maximum available recoupment by the Adviser is $202,597. The Fund has assessed the likelihood that a recoupment will be paid by the Fund in accordance with the provisions of ASC 450, Contingencies. Based on this assessment, it has been determined that a recoupment in amount of $202,597 is probable as of September 30, 2025, and as such, an accrual in has been made on the Statement of Assets and Liabilities. As of September 30, 2025, the maximum available recoupment by the Adviser is $2,177,515. The remaining balance of expenses previously reimbursed by the Adviser in amount of $1,974,918 is subject to a recoupment by the Adviser within the next three years till April 2, 2028.

The Fund has retained Ultimus Fund Solutions, LLC (the “Administrator”) to provide it with certain administrative and accounting services. The Administrator also performs all actions related to the issuance and repurchase of shares of the Fund. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses. Ultimus Fund Solutions, LLC also serves as the Fund’s transfer agent.

Under the terms of a distribution agreement (the “Distribution Agreement”) between the Fund and Foreside Fund Services, LLC (the “Distributor”), the Distributor distributes the Fund’s shares on a “best efforts” basis. The Distributor also may enter into broker-dealer selling agreements with other broker-dealers for the sale and distribution of the Units. The Distributor is not required to offer any specific number or dollar amount of the Units, but will use its best efforts to offer the Units. Units of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Units. Under the Distribution and Service Plan, Class J and Class D Units are authorized to pay a Distribution (12b-1) Fee to the Distributor up to at an annual rate of 0.50% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class. If a Financial Intermediary is not eligible to accept payment of the pro rata portion of the Distribution (12b-1) Fee, the Distributor is not entitled to retain such fees and it shall return any such monies collected to the Fund. The Fund will not pay any fee to the Distributor with respect to the distribution of Class I Shares.

JPMorgan Chase Bank, N.A., (the “Custodian”) serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2025, amounted to $359,220,106 and $0 respectively.

6.	REPURCHASE OFFERS

The Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. The Adviser currently expects that, after the Fund completes its first full year of operations, it will recommend to the Board (subject to the Board’s discretion) that the Fund offer to repurchase Units from members of the Fund (Members) on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value. Except to the extent the Board otherwise determines, any

Ardian Access LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

repurchase of Units from a Member which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2.00% of the net asset value of such repurchased Units. If an Early Repurchase Fee is charged to a Member, the amount of such fee will be retained by the Fund. An Early Repurchase Fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Investor.

There is no minimum amount of Units that must be repurchased in any repurchase offer. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendation of the Adviser. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Units from Members quarterly, with such repurchases to be offered at the Fund’s net asset value per Unit as of the last calendar day of the applicable quarter (i.e., March 31, June 30, September 30 and December 31) (the “Valuation Date”).

Repurchases will be effective after receipt and acceptance by the Fund of eligible written tenders of Units from Members by the applicable repurchase offer deadline. Except for the Early Repurchase Fee described above, the Fund does not impose any charges in connection with repurchases of Units.

As of September 30, 2025, the Fund did not make any repurchase offers during the reporting period.

7.	ACCOUNTING PROUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements except for those items disclosed elsewhere in these consolidated financial statements.

Ardian Access LLC	Approval of Investment Management Agreement
September 30, 2025 (Unaudited)

At an in-person meeting held on April 10, 2025 (the “Meeting”), the Board of Directors, including a majority of the Independent Directors, unanimously approved the Investment Management Agreement between Ardian US LLC (the “Adviser”) and Ardian Access LLC (the “Fund”) (the “Management Agreement”). In advance of the Meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the Management Agreement.

In the course of consideration of the approval of the Management Agreement, the Independent Directors were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Management Agreement. Prior to voting, the Independent Directors met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Management Agreement and reaching their conclusions with respect to the Management Agreement, the Directors took note of relevant judicial precedent and regulations adopted by the SEC that set forth the factors to be considered by the Directors when deciding to approve an investment advisory agreement. These factors include, but are not limited to, the following: (1) the nature, extent, and quality of the services to be provided to the Fund; (2) the investment performance of the Fund and the Adviser; (3) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s unitholders; and (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Fund with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser, such as pension funds and institutional clients.

The Directors, including the Independent Directors, considered a variety of factors, including those described below. The Directors also considered other factors and did not treat any single factor as determinative, and each Director may have attributed different weights to different factors. The Directors also had an opportunity to meet in executive session and separately with compliance personnel, in each case with their independent legal counsel, to discuss the materials presented and the Adviser’s compliance staffing and compliance policies and procedures.

Nature, Extent and Quality of Services. The Directors considered materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Directors reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would manage the day-to-day investment management and operation of the Fund. The Directors considered the Adviser’s process for identifying and selecting investment opportunities. The Directors also considered the Adviser’s support resources for investment research, compliance and operations.

In reaching their conclusions, the Directors considered the Adviser’s extensive track record, as well as the fact that the Adviser is operated by personnel who have extensive experience investing in private assets and in managing and overseeing the effective operation of other service providers. The Directors also considered the Fund’s primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by the Adviser.

Performance. The Directors considered that the Fund is newly formed and as such does not have a record of prior performance. The Directors noted that while the Adviser does not currently advise any other U.S. registered investment companies, it manages a substantial amount of assets in private funds that pursue an investment strategy similar to the Fund’s strategy. The Directors considered the performance track record for those funds and concluded that the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Directors next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed management fee for the Fund. The Directors compared the Fund’s proposed fees, projected expenses and overall expense ratio to expense information for the Fund’s available peer group, as presented by the Adviser, noting that the management fee and overall expense ratio for the Fund were within the range of other funds in the peer group. The Directors also noted that the Adviser had agreed to reduce the management fee payable to it to zero and to

Ardian Access LLC	Approval of Investment Management Agreement
September 30, 2025 (Unaudited)

pay certain operating expenses of each class of the Fund for the first year of the Fund’s operations. The Directors noted that they took the expected expense reduction into account during their deliberations.

The Directors reviewed information provided by the Adviser concerning the investment advisory fee charged by the Adviser or one of its advisory affiliates to other clients having similar investment mandates as the Fund. The Directors considered any differences between the Adviser’s services to the Fund and the services the Adviser provides to other comparable funds.

Profitability. The Directors considered the Adviser’s anticipated profitability in connection with its management of the Fund. The Directors considered that the Fund is not yet operational, and no record of profitability exists. The Directors also took into account the substantial resources the Adviser had invested and was expected to invest in the launch and operation of the Fund and the management fee waiver and expense deferral arrangement proposed at the Meeting.

Economies of Scale. The Directors considered whether the Adviser would be expected to realize economies of scale with respect to its management of the Fund. The Directors noted that the Adviser has proposed a management fee waiver and a cap on other expenses for the Fund’s first year of operations as a means of limiting the expenses of early investors in the Fund as the Fund reaches scale and that the management fee waiver will encourage distribution partners to onboard the Fund within its first year, which will support the Fund’s ability to scale more quickly. The Adviser represented that it would agree to revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Fall-out Benefits. The Directors discussed direct or indirect “fall-out benefits,” noting that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Directors, having requested and received such information from the Adviser as they believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Directors having met in executive session with independent legal counsel, the Directors found, in their reasonable business judgment, that the proposed management fee rate appeared reasonable for the management of the Fund’s portfolio under the strategy described for the initial term of the Management Agreement and determined that the approval of the Management Agreement for an initial two-year term is in the best interests of the Fund and its future unitholders.

ARDIAN US LLC
Privacy Notice

At ARDIAN US LLC (“Ardian”) the privacy of our investors is very important. Relevant state and Federal law requires us to provide our individual investors with a privacy notice, to continue to update our policy when necessary, and to provide this notice annually. This notice explains our policies and practices with respect to the collection, sharing, and protection of nonpublic personal information relating to all of our investors.

What information does Ardian collect and why?

We generally collect and use information about our investors in order to make sure that the funds that we manage comply with applicable legal and regulatory requirements, and to assist us in delivering quality service to our investors. Information is generally obtained directly from the investor or the investor’s professional advisors through subscription agreements, questionnaires or direct personal communications between our employees and each investor. The information we collect may include an investor’s name, address, social security number, tax identification number, assets, net worth, income, investments, investment history and other personal financial data. In addition, we obtain information about individual investors’ interests in funds (such as capital account balances and percentage interests) from the funds themselves and their other service providers.

Will the information we collect be disclosed to others?

Sometimes we need to share for everyday business purposes—such as to process transactions, maintain accounts, respond to court orders and legal investigations, or report to credit bureaus. This means that, without prior notice, we may share information about all our investors with both our affiliates and unaffiliated third parties who perform services for us or functions on our behalf, who process transactions that our investors request or authorize, or who help us market interests in the funds we manage. For instance, we may disclose information about our investors to banks and brokerage firms to administer or process transactions which our investors ask us to effect for them (such as, for example, transfers of interests in our funds). In addition, we may provide such information to outside auditors of the funds we manage, as well as to our own internal accountants, auditors and compliance officers, and to outside service providers who assist us in preparing reports to investors. Finally, if we are required to do so by law, we may, without prior notice, disclose information about our investors. Investors cannot opt out of this sharing.

In other cases, subject to any commitments we have made to keep certain specific information confidential, we may, without prior notice, share certain information about non-individual investors with prospective investors in our funds who request this information in the course of their investment review. This information is limited to the fact and amount of an investor’s capital commitment.

Otherwise, except as required or permitted by law, we will not share the information obtained from any existing or former investors with unaffiliated third parties, unless we have given advance notice or otherwise disclosed to the investor that the information will be shared and provided individuals with the opportunity to “opt out”; that is, to direct us not to make such disclosures, or unless we have otherwise received the permission of the investor to disclose such information.

ARDIAN US LLC

1370 Avenue of the Americas, 22nd Floor - New York, NY 10019 - Telephone: +1 (212) 641-8604
One Market Plaza, Steuart Tower, Suite 1400 - San Francisco, CA 94105 - Telephone: +1 (415) 510-8900

www.ardian.com

How is the collected information protected?

We consider information about our investors confidential and proprietary and as such, we restrict access to this information. Where personal information is disclosed to third parties who provide assistance to us in managing funds, we require these parties to agree to maintain the confidentiality of the personal information we disclose. To protect the non-public personal information of our investors, we maintain physical, electronic and procedural safeguards. Further information regarding these safeguards is available by contacting Edward Hickes, whose contact information is provided below.

How can I limit the personal information shared by Ardian?

Federal law allows investors to limit some but not all information obtained by Ardian from being shared. If you have questions regarding limiting the sharing of information or want to request certain information not be shared, please do not hesitate to call or e-mail Edward Hickes at 212-506-5610 or edward.hickes@ardian.com.

Will this policy change in the future?

The policy outlined here is current as of January 2025, but as circumstances or legal requirements change we may amend this policy.

Additional Questions

Should you have any questions about our Privacy Statement or the safeguards in place to protect investor information, please do not hesitate to call or e-mail Edward Hickes at 212-506-5610 or edward.hickes@ardian.com.

ARDIAN US LLC

1370 Avenue of the Americas, 22nd Floor - New York, NY 10019 - Telephone: +1 (212) 641-8604
One Market Plaza, Steuart Tower, Suite 1400 - San Francisco, CA 94105 - Telephone: +1 (415) 510-8900

www.ardian.com

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-601-2677 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-601-2677.

Investment Adviser
Ardian US LLC
1370 Avenue of the Americas
New York, NY 10019

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for the semi-annual shareholder report.

Item 3. Audit Committee Financial Expert. Not applicable for the semi-annual shareholder report.

Item 4. Principal Accountant Fees and Services. Not applicable for the semi-annual shareholder report.

Item 5. Audit Committee of Listed Companies. Not applicable to unlisted investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable - Closed-End Fund

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable - Closed-End Fund

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Not applicable – Closed-End Fund

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the semi-annual shareholder report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for the semi-annual shareholder report.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto Exhibit 99. CERT

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ardian Access LLC

By (Signature and Title)

/s/ Wilfred Small
Wilfred Small., Principal Executive Officer/ President

Date	12/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wilfred Small
Wilfred Small., Principal Executive Officer/ President

Date	12/08/25

By (Signature and Title)

/s/ Aymeric Lepeu
Aymeric Lepeu, Principal Financial Officer/ Treasurer

Date	12/08/25